Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment, net of related accumulated depreciation and impairment

				Advances and
				Property, Plant		Other Items of	Other Items of	Other Items of
			Other Fixtures,	and Equipment		Property,
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant	Leased	Leased	Accumulated
	Buildings	Machinery	Furniture	Construction	Reserves	and Equipment	Land and Buildings	Plant and machinery	Depreciation (Note 25.3)	Impairment (Note 25.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2018	251,298	1,490,804	8,533	128,584	60,359	32,364	—	—	(936,325)	(117,643)	917,974
Additions	2,983	9,104	12	99,016	—	4,293	—	—	(104,532)	(42,846)	(31,970)
Disposals and other	(4,687)	(34,612)	(1,084)	(2,657)	—	(587)	—	—	35,921	—	(7,706)
Transfers from/(to) other accounts	24,823	69,439	4,850	(97,086)	—	222	—	—	(2,248)	—	—
Exchange differences	(10,743)	(74,554)	(405)	(5,941)	(951)	(383)	—	—	48,455	3,292	(41,230)
Business combinations (Note 5)	6,846	53,337	82	1,790	—	432	—	—	—	—	62,487
Business disposals	(35,211)	(26,471)	(43)	(342)	—	—	—	—	56,674	—	(5,393)
Discounted operations	—	—	—	—	—	—	—	—	(5,300)	—	(5,300)
Balance at December 31, 2018	235,309	1,487,047	11,945	123,364	59,408	36,341	—	—	(907,355)	(157,197)	888,862
IFRS 16 Adjustments at 1 January 2019	—	—	—	—	—	—	12,417	18,055	(9,703)	—	20,769
Additions	74	1,409	32	34,039	—	—	777	3,089	(103,121)	(1,224)	(64,925)
Disposals and other	(13,160)	(78,774)	(3,399)	(7,426)	—	(2,195)	—	—	48,560	48,775	(7,619)
Transfers from/(to) other accounts	408	38,445	220	(39,073)	—	—	—	—	—	—	—
Exchange differences	(2,822)	(8,908)	36	(1,881)	94	317	104	189	9,091	2,000	(1,780)
Business disposals	(23,223)	(165,382)	(15)	(2,372)	—	—	—	—	96,591	—	(94,401)
Balance at December 31, 2019	196,586	1,273,837	8,819	106,651	59,502	34,463	13,298	21,333	(865,937)	(107,646)	740,906

Summary of finance leases held by the Company included in Plant and Machinery

Finance leases held by the Company included in Plant and Machinery at December 31 are as follows:

Lease
		Time	Historical		Accumulated	Carrying	Interest	Payments
	Life	Elapsed	Cost	Cost	Depreciation	Amount	Payable	Outstanding
	(Years)	(Years)	EUR €'000	US $'000	US $'000	US $'000	US $'000	US $'000
December 31, 2018 Hydro-electrical installations	10	6.6	109,047	124,859	(82,940)	41,918	—	65,005